Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
Equity grants made to our named executive officers must be approved by the compensation committee of the board of directors.
Timing of Grants
Our practice is to grant annual equity awards at a regularly-scheduled meeting of the compensation committee held in the first quarter of each year after the Company’s earnings release for the recently-completed fiscal year. In addition, the compensation committee may make grants at other times during the year for new hires or for other reasons, including for job promotions and retention purposes. Our compensation committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Option Exercise Price
The exercise price of a newly granted option is the closing price of the Company’s common stock on the grant date.

Award Timing Method	Our practice is to grant annual equity awards at a regularly-scheduled meeting of the compensation committee held in the first quarter of each year after the Company’s earnings release for the recently-completed fiscal year. In addition, the compensation committee may make grants at other times during the year for new hires or for other reasons, including for job promotions and retention purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our compensation committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false